Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Stock Option Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Stock Option Activity [Abstract]
Outstanding at January 1, 2013	268,704	679,744	1,077,744	999,775
Outstanding at January 1, 2013 (in Dollars per share)	$ 2.38	$ 2.75	$ 5.47	$ 8.66
Granted	0
Granted (in Dollars per share)	$ 0	$ 0.26	$ 1.72
Forfeited/cancelled/expired	(411,040)	444,875	299,730
Forfeited/cancelled/expired (in Dollars per share)	$ 3.00	$ 9.08	$ 11.36
Exercised	0
Exercised (in Dollars per share)	$ 0
Outstanding at March 31, 2013	268,704	679,744	1,077,744	999,775
Outstanding at March 31, 2013 (in Dollars per share)	$ 2.38	$ 2.75	$ 5.47	$ 8.66
Exercisable at March 31, 2013	247,871	477,538	468,758
Exercisable at March 31, 2013 (in Dollars per share)	$ 2.40	$ 2.82	$ 8.95